Financial assets and liabilities	6 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
Financial assets and liabilities

Note 14	Financial assets and liabilities
FAIR VALUE

The following table provides the fair value details of financial instruments measured at amortized cost in the consolidated statements of financial position.

			JUNE 30, 2020		DECEMBER 31, 2019

	CLASSIFICATION	FAIR VALUE METHODOLOGY	CARRYING VALUE	FAIR VALUE	CARRYING VALUE	FAIR VALUE

CRTC tangible benefits obligation	Trade payables and other liabilities and other non-current liabilities	Present value of estimated future cash flows discounted using observable market interest rates	12	12	29	29

CRTC deferral account obligation	Trade payables and other liabilities and other non-current liabilities	Present value of estimated future cash flows discounted using observable market interest rates	82	86	82	85

Debt securities and other debt	Debt due within one year and long-term debt	Quoted market price of debt	21,517	25,068	18,653	20,905
The following table provides the fair value details of financial instruments measured at fair value in the consolidated statements of financial position.

			FAIR VALUE
	CLASSIFICATION	CARRYING VALUE OF ASSET (LIABILITY)	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OBSERVABLE MARKET DATA (LEVEL 2)(1)	NON-OBSERVABLE MARKET INPUTS (LEVEL 3)(2)
June 30, 2020
Publicly-traded and privately-held investments	Other non-current assets	122	2	—	120
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	522	—	522	—
Maple Leaf Sports & Entertainment Ltd. (MLSE) financial liability(3)	Trade payables and other liabilities	(138)	—	—	(138)
Other	Other non-current assets and liabilities	91	2	147	(58)
December 31, 2019
Publicly-traded and privately-held investments	Other non-current assets	129	2	—	127
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	165	—	165	—
MLSE financial liability(3)	Trade payables and other liabilities	(135)	—	—	(135)
Other	Other non-current assets and liabilities	71	1	128	(58)
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows and earnings multiples. A reasonable change in our assumptions would not result in a significant increase (decrease) to our level 3 financial instruments.
(3)Represents BCE’s obligation to repurchase the BCE Master Trust Fund's (Master Trust Fund) 9% interest in MLSE at a price not less than an agreed minimum price should the Master Trust Fund exercise its put option. The obligation to repurchase is marked to market each reporting period and the gain or loss is recognized in Other (expense) income in the consolidated income statements. The option has been exercisable since 2017.
CREDIT RISK
We are exposed to credit risk from operating activities and certain financing activities, the maximum exposure of which is represented by the carrying amounts reported in the statements of financial position.
We are exposed to credit risk if counterparties to our trade receivables and derivative instruments are unable to meet their obligations. The concentration of credit risk from our customers is minimized because we have a large and diverse customer base. There was minimal credit risk relating to derivative instruments at June 30, 2020 and December 31, 2019. We deal with institutions that have investment-grade credit ratings, and as such we expect that they will be able to meet their obligations. We regularly monitor our credit risk and credit exposure.
The following table provides the change in allowance for doubtful accounts for trade receivables, which reflects an increase for the period ended June 30, 2020, mainly as a result of the impact of the COVID-19 pandemic.

	NOTE
Balance, January 1, 2020		(62)
Additions		(90)
Usage		48
Balance, June 30, 2020	10	(104)
In many instances, trade receivables are written off directly to bad debt expense if the account has not been collected after a predetermined period of time.
The following table provides further details on trade receivables, net of allowance for doubtful accounts.

	June 30, 2020	December 31, 2019
Trade receivables not past due	1,926	2,082
Trade receivables past due
Under 60 days	395	541
60 to 120 days	252	232
Over 120 days	112	64
Trade receivables, net of allowance for doubtful accounts	2,685	2,919
MARKET RISK
CURRENCY EXPOSURES
We use forward contracts, options and cross currency basis swaps to manage foreign currency risk related to anticipated purchases and sales and certain foreign currency debt.
During the first half of 2020, we entered into foreign exchange forward contracts with a notional amount of $1,453 million in U.S. dollars ($2,039 million in Canadian dollars) to hedge the foreign currency risk associated with amounts drawn under our $4 billion Canadian dollar committed credit facilities. These foreign exchange contracts have matured at June 30, 2020. A loss of $30 million and $14 million, for the three and six months ended June 30, 2020, respectively, relating to these foreign exchange forward contracts is recognized in Other (expense) income in the consolidated income statements, which offsets the foreign currency gain on the repayment of drawdowns under the credit facilities.
A 10% depreciation (appreciation) in the value of the Canadian dollar relative to the U.S. dollar would result in a gain (loss) of $1 million ($55 million) recognized in net earnings from continuing operations at June 30, 2020 and a gain (loss) of $228 million recognized in Other comprehensive (loss) income from continuing operations at June 30, 2020, with all other variables held constant.
A 10% depreciation (appreciation) in the value of the Canadian dollar relative to the Philippines Peso would result in a gain (loss) of $2 million in Other comprehensive (loss) income from continuing operations at June 30, 2020, with all other variables held constant.
The following table provides further details on our outstanding foreign currency forward contracts and options as at June 30, 2020.

TYPE OF HEDGE	BUY CURRENCY	AMOUNT TO RECEIVE	SELL CURRENCY	AMOUNT TO PAY	MATURITY	HEDGED ITEM
Cash flow	USD	200	CAD	279	2020	Commercial paper
Cash flow	USD	370	CAD	480	2020	Anticipated transactions
Cash flow	PHP	1,012	CAD	26	2020	Anticipated transactions
Cash flow	USD	588	CAD	768	2021	Anticipated transactions
Economic	USD	26	CAD	36	2021	Anticipated transactions
Economic - put options	USD	209	CAD	284	2020	Anticipated transactions
Economic - put options	USD	214	CAD	284	2021	Anticipated transactions
Economic - call options	USD	149	CAD	201	2020	Anticipated transactions
Economic - call options	CAD	87	USD	60	2020	Anticipated transactions
Economic - call options	USD	47	CAD	65	2021	Anticipated transactions
Economic - call options	CAD	68	USD	47	2021	Anticipated transactions
Economic - options (1)	USD	60	CAD	81	2020	Anticipated transactions
Economic - options (1)	USD	120	CAD	161	2021	Anticipated transactions
(1) Foreign currency options with a leverage provision and a profit cap limitation.

INTEREST RATE EXPOSURES

During Q1 2020, we entered into a series of interest rate options to economically hedge the dividend rate resets on $582 million of our preferred shares having varying reset dates in 2021. The fair value of these interest rate options at June 30, 2020 was a net liability of $5 million, recognized in Other current assets, Trade payables and other liabilities, Other non-current assets and Other non-current liabilities in the consolidated statements of financial position. A loss of $3 million and $5 million for the three and six months ended June 30, 2020, respectively, relating to these interest rate options is recognized in Other (expense) income in the consolidated income statements.
A 1% increase (decrease) in interest rates would result in a decrease (increase) of $31 million ($38 million) in net earnings from continuing operations at June 30, 2020.
EQUITY PRICE EXPOSURES
We use equity forward contracts on BCE’s common shares to economically hedge the cash flow exposure related to the settlement of equity settled share-based compensation plans and the equity price risk related to a cash-settled share-based payment plan. The fair value of our equity forward contracts at June 30, 2020 was a net liability of $39 million, recognized in Other current assets, Trade payables and other liabilities, Other non-current assets and Other non-current liabilities in the consolidated statements of financial position. The fair value of our equity forward contracts at December 31, 2019 was an asset of $40 million recognized in Other current assets and Other non-current assets in the consolidated statements of financial position. A loss of $9 million and $37 million for the three and six months ended June 30, 2020, respectively, relating to these equity forward contracts is recognized in Other (expense) income in the consolidated income statements.
A 5% increase (decrease) in the market price of BCE’s common shares at June 30, 2020 would result in a gain (loss) of $40 million recognized in net earnings from continuing operations, with all other variables held constant.
COMMODITY PRICE EXPOSURE
In Q1 2020, we entered into fuel swaps to economically hedge the purchase cost of fuel in 2020 and 2021. The fair value of our fuel swaps at June 30, 2020 was an asset of $2 million included in Other current assets and Other non-current assets in the consolidated statements of financial position. A gain of $6 million and $2 million for the three and six months ended June 30, 2020, respectively, is recognized in Other (expense) income in the consolidated income statements.
A 25% increase (decrease) in the market price of fuel at June 30, 2020 would result in a gain (loss) of $4 million recognized in net earnings from continuing operations, with all other variables held constant.